Debt	12 Months Ended
Dec. 31, 2024
Debt [abstract]
Debt

Note 14 - Debt:

The Company’s debt is as follows:

	December 31, 2024		December 31, 2023
Short-term debt:
Financing of transportation and store equipment	Ps.	121,055	Ps.	112,142
Supplier finance arrangements		684,755		449,850
Credit Lines		120,955		182,145
Total short-term debt	Ps.	926,765	Ps.	744,137
Long-term debt:
Financing of transportation and store equipment	Ps.	106,693	Ps.	127,602
Promissory Notes		—		449,716
Total long-term debt	Ps.	106,693	Ps.	577,318
Total debt	Ps.	1,033,458	Ps.	1,321,455

Financing of transportation and store equipment

Financial institution	Effective rate	Remaining contract period (1)	2024		2023
Daimler Chrysler Financial Services	From 12.30 to12.90	1 year	Ps.	120,539	Ps.	111,551
Daimler Chrysler Financial Services	From 12.30 to12.90	From 2 to 4 years		106,271		127,602
Banco Mercantil del Norte	From 2.08 to 14.99	1 year		—		149
NR Finance México, S. A. de C. V., SOFOM E.N.R.	9.43	1 year		—		13
Toyota Financial Services	13.99	1 year		—		70
Grupo Financiero Santander	12.99	1 year		—		123
Arrendadora Afirme	12.98	1 year		—		236
ALD Market Innovation	10.00	1 year		516		—
ALD Market Innovation	10.00	2 years		422		—
Total				227,748		239,744
Short-term				(121,055)		(112,142)
Long-term			Ps.	106,693	Ps.	127,602

This financing is denominated in Mexican pesos and accrues monthly interest. The transportation and store equipment are pledged as collateral.

Supplier finance arrangements (See Note 15)

	December 31, 2024		December 31, 2023
HSBC	Ps.	337,550	Ps.	233,930
Santander		347,205		215,920
Total	Ps.	684,755	Ps.	449,850

Santander

Tiendas Tres B has entered into a supplier finance arrangement with Santander pursuant to which a participating supplier receives the original invoice amount discounted at an agreed rate, and Tiendas Tres B pays Santander the original amount of the invoice within 60 days after the supplier collects the invoice from Santander. The aggregate limit of amounts invoiced under this arrangement is Ps.500,000. Pursuant to the terms of this arrangement, Tiendas Tres B has created a trust, which is meant to be an alternative source of payment in the case of a payment default. Cash flows coming from 419 stores are deposited in a bi-weekly minimum aggregate amount of Ps.300,000 in the trust account as a pass-through and released to Tiendas Tres B treasury on a daily basis, as long as no payment default occurs. This trust serves as well as an alternative source of payment for the Revolving Credit Line of Ps.300,000 the Company contracted with Santander. As of December 31, 2024 and 2023 Tiendas Tres B had Ps.152,795 and Ps.284,080, respectively, available under this Agreement. As of December 31, 2024, the Company complied with all the covenants stipulated in the Santander Agreement and there are no facts and circumstances that indicate possible difficulties in complying with the covenants for at least the next 12 months.

HSBC

On June 2, 2023, Tiendas Tres B and HSBC entered into a supplier finance arrangement (the “HSBC Supplier Finance Agreement”) and a credit facility (the “HSBC Credit Line,” and together with the HSBC Supplier Finance Agreement, the “HSBC Agreement”). The original aggregate principal amount financeable under the HSBC Agreement was Ps.450,000. This amount was increased to Ps.700,000 on June 20, 2024. Pursuant to the terms of the HSBC Supplier Finance Agreement, participating suppliers may discount their invoices with HSBC, and they will receive the original invoice amount discounted at an agreed rate and Tiendas Tres B will then pay HSBC the original amount by the earlier of: (x) the date HSBC pays the supplier plus the number of credit days originally agreed to with the supplier, and (y) 90 days after the supplier collects the invoice from HSBC. The supplier elects which invoices are entered into the supplier finance. Once entered, such invoices are novated and the liability of the Company to cover such invoice is extinguished. Invoices that are not discounted with HSBC are payable to the supplier at the original maturity date. There are no commissions or interests payable to HSBC when invoices are discounted. Under the terms of the HSBC Agreement, the Company must comply with certain covenants, including restrictions on dividends, and has created a trust, which is meant to be an alternative source of payment in the case of a payment default, into which Ps.540,000 of cash flows have to be deposited (as a pass-through) on the trust each month. However, the deposits are released daily to Tiendas Tres B so long as no payment default occurs. As of December 31, 2024 and 2023, the Company complied with all the covenants stipulated in the HSBC Agreement and there are no facts and circumstances that indicate possible difficulties in complying with the covenants for at least the next 12 months.

As of December 31, 2023, the Company did not have an outstanding balance under the HSBC Credit Line; however, as of December 31, 2024 and 2023, the Company had an outstanding balance related to the supplier finance arrangement and, consequently, the Company had a total available amount of Ps.362,450 and Ps.216,070, respectively.

The carrying amounts of liabilities under the supplier finance arrangement are considered to be reasonable approximations of their fair values, due to their short-term nature.

Santander credit line

	Effective Rate	Remaining Contract Period (1)	December 31, 2024		December 31, 2023
Santander credit line	TIIE + 2.00	1 Year	Ps.	120,955	Ps.	—
Santander credit line	TIIE + 3.15	1 Year	Ps.	—	Ps.	182,145
Total short term			Ps.	120,955	Ps.	182,145

As of December 31, 2024 and 2023, the Company had an available credit line amount pending to be withdrawn of Ps.179,045 and Ps.117,855, respectively.

On July 11, 2024, the Company renegotiated the interest rate of the Santander credit line from TIIE + 3.15 to the current rate of TIIE + 2.00.

In 2024, the Company withdrew Ps.10,395,837 of its revolving credit lines with Santander and HSBC, which were settled in the same year. In 2023 and 2022, the Company withdrew Ps.2,630,012 and Ps.229,162, and repaid Ps.2,530,395 and Ps.146,635, respectively.

Promissory Notes

As of December 31, 2023, the Company’s debt under the Promissory Notes was Ps. 449,716, which was repaid in February 2024 with the proceeds of the IPO.

	December 31, 2023
Promissory Notes	Amount of the Promissory Notes US$ (1)	Currency	Principal Ps.(1)	Accrued Interest Payable Ps.(1)	Total Ps.(1)	Interest Rate	Maturity
Non-Current
Senior Promissory Notes (Note 13)	94,747,329	US$	7,834	12,620	20,454	14%	Dec 2026
2017 Junior Promissory Notes (Note 13)	5,000,000	US$	13,515	20,627	34,142	15%	Dec 2026
2020 Junior Promissory Notes (Note 13)	650,000	US$	9,291	5,827	15,118	14%	Dec 2026
Convertible Notes (Note 13)	15,000,000	US$	248,569	131,433	380,002	14%	Nov 2026
Total	115,397,329		279,209	170,507	449,716
(1)
These amounts are due to non-related parties, the remaining balance is disclosed as debt to related parties (See Note 13).

The Mexican Subsidiaries were guarantors under the Promissory Notes. (See Note 13).

BBB Foods Inc. issued a first junior convertible promissory note by US$7,500,000 and on February 3, 2021, issued a second junior convertible promissory note by US$7,500,000 (collectively referred as the Convertible Notes). The Convertible Notes were convertible into Company’s common shares, at the option of the holder, into the number of Class C Shares equal to the outstanding principal amount plus the amount of all accrued and unpaid interest at the time of the conversion and divided by the Conversion Price (US$86.25). The Company repaid the outstanding Convertible Notes totaling US$23,229,744 (Ps.396,485) with the proceeds of the IPO.